Allspring Mid Cap Value Portfolio Expense Example - Allspring Mid Cap Value Portfolio	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	448
Expense Example, with Redemption, 10 Years	1,007
Class B
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	333
Expense Example, with Redemption, 5 Years	583
Expense Example, with Redemption, 10 Years	$ 1,299